Events After Reporting Period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events After Reporting Period	Note 30
Events After Reporting Period
Management has evaluated events and transactions occurring after the balance sheet date through the date the financial statements were available to be issued. Based on this evaluation, there were no subsequent events identified that require adjustment to or disclosure in the accompanying financial statements.